Other Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2019
Other Receivables Net [Abstract]
Schedule of other receivables
	June 30, 2019	June 30, 2018

Other receivables	$1,686,612	$279,339
Less: Allowance for doubtful accounts	(263,049)	(208,097)
Total other receivables, net	$1,423,563	$71,242

Schedule of movement of allowance for doubtful accounts
	Year ended June 30, 2019	Year ended June 30, 2017

Beginning balance	$208,097	$1,432,095
Provision for (recovery of) doubtful accounts	62,726	(1,280,566)
Exchange rate effect	(7,774)	56,568)
Ending balance	$263,049	$208,097